S000012561 [Member] Expense Example, No Redemption - S000012561 [Member]	Dec. 31, 2025 USD ($)
C000034145 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 93
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	544
Expense Example, No Redemption, 10 Years	1,216
C000034146 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	388
Expense Example, No Redemption, 5 Years	678
Expense Example, No Redemption, 10 Years	$ 1,503